Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (61,002,954)	$ (5,713,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	8,327	664
Change in fair value of SAFE Notes	39,834,049	1,631,446
Stock-based compensation	8,424,803	1,171,287
Changes in operating assets and liabilities:
Prepaid expenses	(902,448)	(32,113)
Accounts payable	443,473	75,803
Accrued expenses	153,387	31,777
Accrued compensation	(9,832)	34,863
Net cash used in operating activities	(13,051,195)	(2,799,642)
Cash flows from investing activities:
Purchases of property and equipment	(43,436)	(2,657)
Net cash used in investing activities	(43,436)	(2,657)
Cash flows from financing activities:
Proceeds from exercise of restricted stock awards	1,098	5,392
Proceeds from convertible SAFE Notes	2,993,800	8,590,000
Proceeds from 2025 Private Placement	30,000,000
Offering costs paid	(2,909,740)
Payment of related party loan		(10,000)
Net cash provided by financing activities	30,085,158	8,585,392
Net increase (decrease) in cash and cash equivalents	16,990,527	5,783,093
Cash and cash equivalents, beginning of the year	6,728,895	945,802
Cash and cash equivalents, end of the year	23,719,422	6,728,895
Supplemental cash flow information:
Subscription of SAFE Notes		$ 110,000
Conversion of SAFE Notes into common stock	$ 53,511,234